Intangible Assets	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

6. Intangible Assets

Intangible assets as of November 30, 2023 and year ended February 28, 2023 consisted of the following:

	November 30, 2023	February 28, 2023
Software Development	$6,335,448	$6,268,044
Software Licenses	737,576	427,576
Trademark	6,283	6,283
Total	7,079,307	6,701,903
Accumulated amortization	(4,796,815)	(3,933,543)
Intangible assets, net of amortization	$2,282,492	$2,768,360

Amortization expense for the three months ended November 30, 2023 and 2022 was $318,957 and $226,142, respectively. Amortization expense for the nine months ended November 30, 2023 and 2022 was $863,272 and $563,666, respectively, and for the year ended February 28, 2023, was $776,497, and recorded in operating expenses. Amortization for the next two years on the ending balance as of November 30, 2024, and 2025 will be $1,023,901 and $700,984 respectively.

6. Intangible Assets

Intangible assets as of February 28, 2023, and 2022 consisted of the following:

	February 28, 2023	February 28, 2022
Software Development	$6,268,044	$3,959,133
Software Licenses	427,576	397,477
Trademark	6,283	6,283
Total	6,701,903	4,362,893
Accumulated amortization	(3,933,543)	(3,172,130)
Intangible assets, net of amortization	$2,768,360	$1,190,763

Amortization expense for the years ended February 28, 2023, and 2022, was $776,497 and $1,020,848, respectively, and recorded in operating expenses.

During the years ended February 28, 2023, and 2022, the Company recorded impairment loss of $0 and $1,215,746, respectively, associated with the carrying value exceeded its recoverable amount.